MARCH 31, 1999


                           [LOGO] BT Mutual Funds

SmallCap Fund
                               Semi-Annual Report





     Trust: BT Investment funds

     Investment Advisor: Bankers Trust company

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Small Cap Fund

Table of Contents
--------------------------------------------------------------------------------

    Letter to Shareholders ...................................................3


    Small Cap Fund

       Statement of Assets and Liabilities ...................................6

       Statement of Operations ...............................................6

       Statements of Changes in Net Assets ...................................7

       Financial Highlights ..................................................7

       Notes to Financial Statements .........................................8


    Small Cap Portfolio

       Schedule of Portfolio Investments ....................................10

       Statement of Assets and Liabilities ..................................12

       Statement of Operations ..............................................12

       Statements of Changes in Net Assets ..................................13

       Financial Highlights .................................................13

       Notes to Financial Statements ........................................14

                              -------------------

           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              -------------------

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Small Cap Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Small Cap Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Overall, the six months ended March 31, 1999 witnessed a continuation of the significant volatility experienced by small capitalization growth stocks during the previous year. While equities in general were strong, the small cap sector in particular still lagged, as concerns over both foreign and domestic economies kept investor preference toward large-capitalization stocks. At the same time, it is well worth noting that small cap growth stocks actually outperformed midcap stocks for the semi-annual period.

The fourth calendar quarter of 1998 began with a continuation of the summer's sharp sell off in small cap growth stocks as well as in the broader equity markets. This was followed by an even more pronounced recovery quickly thereafter.

The rally was furthered by several factors:

o Two quickly successive and surprise interest rate cuts of 25 basis points each by the Federal Reserve Board on October 15th and then again on November 17th, following the first of the series of cuts on September 29th

o Overseas developments, including interest rate cuts in a number of foreign countries, International Monetary Fund help for Brazil, and the announcement of a Japanese banking reform bill

o  Receding concerns of a global credit crunch and recession

o Regained investor confidence as reported earnings results for the third calendar quarter were relatively positive

o Sharp improvement in the Internet-related stocks, as these companies continued to show strong growth, as an Internet Initial Public Offering
   (IPO) market had some success, and as Internet-related commerce emerged as a real factor during the holiday season

o Continuation of a relatively strong overall U.S. economy with low inflation and healthy consumer spending.

The small cap market rally that began in mid-October continued into the first calendar quarter of 1999, only to become subject to fears and uncertainty again in February. As the quarter began, the positive market environment for small caps was buoyed by strength in economic growth, consumer spending, and fourth quarter earnings reports as well as by low inflation and interest rates. Many companies, in the technology arena especially, expressed upbeat outlooks. Ironically, this very positive environment raised concerns that, at best, the Federal Reserve Board was on hold and, perhaps, may act to raise interest rates at the first sign of inflation.

March witnessed a rebound in the small cap equity market. After the February sell-off, subsequent economic reports pointed to a continuation of economic growth with little or no evidence of inflation. Such data was interpreted as neutral to positive for interest rates, propelling the equity markets higher. Investors continued to be attracted to companies and industries exhibiting strong growth trends, such as those in the technology and Internet sectors. Still, investors' preference for larger, more liquid names remained.

Throughout the semi-annual period, small cap companies exhibited strong earnings growth, positive fundamentals, and attractive relative valuations. In fact, small cap relative P/E ratios as compared to large cap P/E ratios were, as of March 31, 1999, still at multi-decade lows.

INVESTMENT REVIEW

The Fund significantly outperformed its category average and its benchmarks for the six month period, particularly well worth noting given the extremely high volatility in the small cap equity market during these months. Specific stock selection and, to an even greater degree, sector positioning bolstered Fund performance.

For example, in the fourth quarter of 1998, the Fund was overweight the two best performing sectors, i.e. technology and health care. Also having a positive impact on relative performance were underweight positions in the energy, financial services, and materials & processing sectors. In the first quarter of 1999, technology continued to be one of the top performing sectors and the Fund remained overweight there. Materials & processing was again one of the poorest performing sectors as was consumer staples, both of which the Fund was underweight.

--------------------------------------------------------------------------------
Ten Largest Stock Holdings
--------------------------------------------------------------------------------

Priority Healthcare Corp - Class B.        Abacus Direct Corp.
 ................................................................................
Safeguard Scientifics, Inc.                Exodus Communications, Inc.
 ................................................................................
Onyx Software Corp.                        Jabil Circuit, Inc.
 ................................................................................
Carrier Access Corp.                       Pacific Sunwear of California
 ................................................................................
CSG Systems International, Inc.             Net.Bank, Inc.
--------------------------------------------------------------------------------

MANAGER OUTLOOK

Although we expect future periods of volatility in the marketplace while global and domestic economic and political events run their course, we remain optimistic regarding small cap stocks in general. Small cap fundamentals remain strong, earnings growth superior, and relative valuations attractive. In particular, the companies in the Fund's portfolio are, overall, experiencing strong fundamental growth in revenues and earnings and are expressing upbeat outlooks for the remainder of 1999.

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Small Cap Fund

Letter to Shareholders
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Periods ended March 31, 1999           Cumulative Total Returns                           Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                               Past 6     Past 1   Past 3    Past 5    Since            Past 1    Past 3   Past 5     Since
                               months      year     years     years   inception          year      years    years   inception
-----------------------------------------------------------------------------------------------------------------------------------

 Small Cap Fund(1)
   (inception 10/21/93)        34.80%     (1.37)%  24.82%   153.25%    166.16%          (1.37)%    7.67%    20.42%    19.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index(2)         10.00%    (16.26)%  25.00%    70.22%     65.70%         (16.26)%    7.72%    11.22%     9.77%
-----------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index(2)  21.56%    (11.04)%  18.28%    66.70%     59.50%         (11.04)%    5.76%    10.76%     9.01%
-----------------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap
    Average(3)                 12.53%    (15.48)%  27.20%    80.00%     76.11%         (15.48)%    8.03%    12.11%    10.72%
-----------------------------------------------------------------------------------------------------------------------------------

Over the longer term, it has been shown that investors will pay for reasonably priced earnings growth. It is important to remember that investors should take a long-term view when investing in this segment of the market, as returns can be volatile in the short term.

Given the recent high volatility in the stock market, it is also important to keep in mind that at Bankers Trust we remain disciplined in our process, and we continue to:

o focus on companies that offer compelling valuations relative to their growth rates

o    focus on companies that have strong, consistent earnings and revenue growth

o use extensive fundamental research--as well as our thematic approach and screening process--to identify attractive investment opportunities in unrecognized growth companies and sectors

o    strictly adhere to our sell discipline to help mitigate risk, and

o use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness.

We will continue to monitor economic conditions and their effect on financial markets as we seek long-term capital growth.

                       /s/ Timothy Woods and Mary P. Dugan
                       -----------------------------------
                            Portfolio Managers of the
                               Small Cap Portfolio
                                 March 31, 1999

--------------------------------------------------------------------------------
                    Diversification of Portfolio Investments
--------------------------------------------------------------------------------
                          By Theme as of March 31, 1999
                     (percentages are based on market value)


Our Strengthening Financial Structure            5%
New Health Paradigm                              7%
New Consumer                                     5%
America's Educational Crisis                     3%
Managing the Information Age                     9%
Life on the Net                                 14%
Energizing the Globe                             4%
Client Server Computing                          9%
Flourishing in the Managed Care Environment      3%
The Ubiquitous Semiconductor                    10%
Other +                                         17%
Telecommunications                               7%
Cash                                             7%


  + Includes themes with weightings of less than 3%.

(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) Indices are unmanaged, and investments cannot be made in an index. The Russell 2000 Index is a capitalization weighted index which is comprised of 2000 of the smallest stocks in the Russell 3000 Index. The Russell 2000 Growth Index comprised of securities in the Russell 2000 Index with a greater than average growth orientation. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.

(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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Small Cap Fund

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Fund and the Russell 2000 Index since October 31, 1993.

--------------------------------------------------------------------------------

                          Total Return for the Periods
                              Ended March 31, 19993

One Year                Five Year            Since 10/21/93(1)
--------                ---------            -----------------
(1.37)%                 20.42%(2)               19.72%(2)

(1) The Fund's inception date.
(2) Annualized.
(3) Unaudited

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                   [GRAPHIC]

In the printed version of the document, a line graph appears which depicts the following plot points:



         Small Cap Fund - $26,616           Russell 2000 Index - $16,570
         ------------------------           ----------------------------

Oct-93              10000                              10000
Mar-94              10375                              9735
Sep-94              11451                              10004
Mar-95              14107                              10272
Sep-95              18263                              12345
Mar-96              21049                              13256
Sep-96              23074                              13967
Mar-97              17517                              13933
Sep-97              27217                              18602
Mar-98              26987                              19788
Sep-98              19745                              15063
Mar-99              26616                              16570

Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

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Small Cap Fund

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Small Cap Portfolio, at Value .............................          $ 209,424,262
   Receivable for Shares of Beneficial Interest Subscribed .................                412,133
   Prepaid Expenses and Other ..............................................                 18,450
                                                                                      -------------
Total Assets ...............................................................            209,854,845
                                                                                      -------------
Liabilities
   Due to Bankers Trust ....................................................                105,681
   Payable for Shares of Beneficial Interest Redeemed ......................                940,241
   Accrued Expenses and Other ..............................................                 14,541
                                                                                      -------------
Total Liabilities ..........................................................              1,060,463
                                                                                      -------------
Net Assets .................................................................          $ 208,794,382
                                                                                      =============
Composition of Net Assets
   Paid-in Capital .........................................................          $ 155,607,589
   Expenses in Excess of Income ............................................               (808,169)
   Net Realized Loss from Investment Transactions ..........................             (4,497,234)
   Net Unrealized Appreciation on Investment ...............................             58,492,196
                                                                                      -------------
Net Assets .................................................................          $ 208,794,382
                                                                                      =============
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ..............................          $       20.12
                                                                                      =============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ......................................             10,375,623
                                                                                      =============

--------------------------------------------------------------------------------

Statement of Operations  For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Expenses in Excess of Income Allocated from Small Cap Portfolio, net ....          $    (165,716)
                                                                                      -------------
Expenses
   Administration and Services Fees ........................................                642,453
   Registration Fees .......................................................                 12,543
   Printing and Shareholder Reports ........................................                  8,787
   Professional Fees .......................................................                 14,500
   Trustees Fees ...........................................................                  2,259
   Miscellaneous ...........................................................                  3,157
                                                                                      -------------
   Total Expenses ..........................................................                683,699
   Less Expenses absorbed by Bankers Trust .................................                (41,246)
                                                                                      -------------
      Net Expenses .........................................................                642,453
                                                                                      -------------
Expenses in excess of income ...............................................               (808,169)
                                                                                      -------------
Realized and Unrealized Gain on Investment
   Net Realized Gain from Investment Transactions ..........................             11,022,283
   Net Change in Unrealized Appreciation/Depreciation on Investment ........             49,756,023
                                                                                      -------------
Net Realized and Unrealized Gain on Investment .............................             60,778,306
                                                                                      -------------
Net Increase in Net Assets from Operations .................................          $  59,970,137
                                                                                      =============

                       See Notes to Financial Statements.

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Small Cap Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the six          For the
                                                                              months ended        year ended
                                                                            March 31, 1999(1)  September 30, 1998
                                                                           ------------------  -------------------

Increase (Decrease) in Net Assets from:
Operations
   Expenses in Excess of Income .......................................      $    (808,169)      $  (2,042,216)
   Net Realized Gain from Investment Transactions .....................         11,022,283           3,536,499
   Net Change in Unrealized Appreciation/Depreciation on Investment ...         49,756,023         (73,838,071)
                                                                             -------------       -------------
Net Increase (Decrease) in Net Assets from Operations .................         59,970,137         (72,343,788)
                                                                             -------------       -------------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions .....................           (593,090)        (11,612,132)
   In Excess of Net Realized Gains from Investment Transactions .......               --           (13,960,209)
                                                                             -------------       -------------
Total Distributions ...................................................           (593,090)        (25,572,341)
                                                                             -------------       -------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ......................................         76,584,593         299,805,325
   Dividend Reinvestments .............................................            422,174          17,676,714
   Cost of Shares Redeemed ............................................        (99,899,491)       (333,578,059)
                                                                             -------------       -------------
Net Decrease from Capital Transactions in Shares of Beneficial Interest        (22,892,724)        (16,096,020)
                                                                             -------------       -------------
Total Increase (Decrease) in Net Assets ...............................         36,484,323        (114,012,149)
Net Assets
Beginning of Period ...................................................        172,310,059         286,322,208
                                                                             -------------       -------------
End of Period .........................................................      $ 208,794,382       $ 172,310,059
                                                                             =============       =============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Fund.

                                                                                             For the years ended
                                                            For the                             September 30,
                                                        six months ended          --------------------------------------------------
                                                        March 31, 1999(1)         1998            1997         1996           1995
                                                        ----------------          ----            ----         ----           ----
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..............        $   14.96          $   23.68       $   21.66     $   18.50     $   11.60
                                                           ---------          ---------       ---------     ---------     ---------
Income from Investment Operations
   Expenses in Excess of Income ...................            (0.08)             (0.18)          (0.14)        (0.12)        (0.04)
   Net Realized and Unrealized Gain (Loss)
      on Investment ...............................             5.30              (6.24)           3.58          4.65          6.94
                                                           ---------          ---------       ---------     ---------     ---------
Total Income/(Expenses in Excess of Income)
   from Investment Operations .....................             5.22              (6.42)           3.44          4.53          6.90
                                                           ---------          ---------       ---------     ---------     ---------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions .            (0.06)             (1.04)          (1.42)        (1.37)         --
   In Excess of Net Realized Gains ................             --                (1.26)          --            --            --
                                                           ---------          ---------       ---------     ---------     ---------
Total Distributions ...............................            (0.06)             (2.30)          (1.42)        (1.37)         --
                                                           ---------          ---------       ---------     ---------     ---------
Net Asset Value, End of Period ....................        $   20.12          $   14.96       $   23.68     $   21.66     $   18.50
                                                           =========          =========       =========     =========     =========
Total Investment Return ...........................            34.80%            (28.38)%         17.90%        26.41%        59.48%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .......        $ 208,794          $ 172,310       $ 286,322     $ 242,236     $ 122,935
   Ratios to Average Net Assets:
      Expenses in Excess of Income ................            (0.82)%(2)         (0.87)%         (0.89)%       (0.70)%      (0.46)%
      Expenses, Including Expenses of the
        Small Cap Portfolio .......................             1.25%(2)           1.25%           1.25%         1.25%        1.25%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust              0.21%(2)           0.19%           0.03%         0.22%        0.34%

-----------------
(1)  Unaudited
(2)  Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 21, 1993. The Fund invests substantially all of its assets in the Small Cap Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation

Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements.

C. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The Fund has deferred post October capital losses of $14,786,627 relating to fiscal year end September 30, 1998 and will be recognized in the period ending September 30, 1999.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among the Funds. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .65% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .65% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 1.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility, (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory

--------------------------------------------------------------------------------
Small Cap Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Shares of Beneficial Interest

At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                     For the six months ended          For the year ended
                     March 31, 1999 (unaudited)        September 30, 1998
                     --------------------------     --------------------------
                     Shares              Amount     Shares              Amount
                     ------              ------     ------              ------

Sold               4,505,245     $ 76,584,593       15,646,669     $299,805,325
Reinvested            24,817          422,174        1,021,185       17,676,714
Redeemed          (5,668,979)     (99,899,491)     (17,243,267)    (333,578,059)
               -------------    -------------    -------------    -------------
Net Decrease      (1,138,917)    $(22,892,724)        (575,413)    $(16,096,020)
               =============    =============    =============    =============

--------------------------------------------------------------------------------
Small Cap Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares             Description                                 Value
   ------             -----------                                 -----

                Common Stocks - 93.8%
                America's Changing Leisure Time - 2.4%
    74,200      Cinar Corp. -Class B Sub Mg(1) .................      $1,706,600
    66,900      Hollywood Entertainment Corp.(1) ...............       1,246,012
    76,800      O'Charleys, Inc.(1) ............................       1,041,600
    35,800      P.F. Changs China Bistro, Inc.(1) ..............       1,091,900
                                                                      ----------
                                                                       5,086,112
                                                                      ----------
                America's Educational Crisis - 3.1%
    48,800      Advantage Learning Systems, Inc.(1) ............       1,515,850
    23,400      Career Education Corp.(1) ......................         810,225
    55,300      ITT Educational Services, Inc.(1) ..............       2,077,206
   108,000      School Specialty, Inc.(1) ......................       2,112,750
                                                                      ----------
                                                                       6,516,031
                                                                      ----------
                America's Industrial Renaissance - 2.0%
    75,400      CSK Auto Corp.(1) ..............................       2,257,287
    65,800      Skywest, Inc. ..................................       1,899,975
                                                                      ----------
                                                                       4,157,262
                                                                      ----------
                Client-Server Computing - 8.8%
    45,400      Concur Technologies, Inc.(1) ...................       2,048,675
     4,200      Critical Path, Inc.(1) .........................         323,400
    47,400      Intraware, Inc.(1) .............................       1,898,962
    63,000      Mercury Interactive(1) .........................       2,244,375
    69,700      Microstrategy, Inc.(1) .........................       1,341,725
    33,600      New Era of Networks, Inc.(1) ...................       2,276,400
    60,100      Safeguard Scientific, Inc.(1) ..................       4,075,531
    52,600      Verio, Inc.(1) .................................       2,426,175
    74,700      Xircom, Inc.(1) ................................       1,876,837
                                                                      ----------
                                                                      18,512,080
                                                                      ----------
                Consolidating America - 1.8%
    54,200      Heftel Broadcasting Corp. - Class A(1) .........       2,350,925
    88,500      Integrated Electrical Services(1) ..............       1,416,000
                                                                      ----------
                                                                       3,766,925
                                                                      ----------
                Energizing The Globe - 4.1%
    65,900      Calpine Corp.(1) ...............................       2,401,231
   111,000      Noble Drilling Corp.(1) ........................       1,921,688
   113,300      Sante Fe International, Inc.(1) ................       2,117,294
    54,700      Smith International, Inc. ......................       2,188,000
                                                                      ----------
                                                                       8,628,213
                                                                      ----------
                Flourishing In The Managed
                Care Environment - 2.9%
    94,900      Annuity and Life Re (Holdings) .................       2,170,837
    58,200      Pediatrix Medical Group, Inc.(1) ...............       1,636,875
    66,400      Trigon Healthcare, Inc.(1) .....................       2,274,200
                                                                      ----------
                                                                       6,081,912
                                                                      ----------
                Interactive Media - 1.6%
    99,200      ANTEC Corp.(1) .................................       2,132,800
   113,400      CBT Group PLC-ADR(1) ...........................       1,297,012
                                                                      ----------
                                                                       3,429,812
                                                                      ----------
                Life On The Net - 13.9%
    25,800      Allaire Corp.(1) ...............................       1,754,400
     9,600      Autoweb.com, Inc.(1) ...........................         342,000
    15,800      Broadcast.com, Inc.(1) .........................       1,867,362
     2,100      Cheap Tickets, Inc.1 ...........................          70,612
    22,800      Exodus Communications, Inc.(1) .................       3,066,600
     5,600      Flashnet Communications, Inc.(1) ...............         230,300
    18,400      Go2net, Inc.(1) ................................       2,440,300

   Shares             Description                                 Value
   ------             -----------                                 -----

    30,800      Infoseek Corp.(1) ..............................      $2,279,200
    23,800      Infospace.com, Inc.(1) .........................       2,109,275
     3,300      Miningco.com(1) ................................         295,350
    42,800      Net.Bank, Inc.(1) ..............................       2,910,400
     2,100      Pcorder.com, Inc.(1) ...........................         118,912
     1,700      Priceline.com, Inc.(1) .........................         140,887
    26,300      Prodigy Communications Corp.(1) ................       1,009,262
    19,600      Rowecom, Inc.(1) ...............................         855,050
    98,600      Security Dynamics Technologies, Inc.(1) ........       1,836,425
    59,600      USweb Corp.(1) .................................       2,458,500
    21,800      Verticalnet, Inc.(1) ...........................       2,264,475
    15,100      WebTrends Corp.(1) .............................         734,237
    31,400      Xoom.com, Inc.(1) ..............................       2,105,762
     5,900      Ziff-Davis, Inc - ZD Net, Inc.(1) ..............         212,400
                                                                      ----------
                                                                      29,101,709
                                                                      ----------
                Life Sciences Revolution - 1.2%
    41,000      Medimmune, Inc.(1) .............................       2,426,687
                                                                      ----------
                Managing The Information Age - 9.5%
    39,000      Abacus Direct Corp.(1) .........................       3,198,000
    35,000      Legato Systems, Inc.(1) ........................       1,806,875
    67,000      Modem Media Poppe Tyson, Inc.(1) ...............       2,872,625
     1,900      Multex.com, Inc.(1) ............................         118,750
    95,600      Onyx Software Corp.(1) .........................       3,740,350
    46,300      Pegasus Systems, Inc.(1) .......................       1,846,212
    57,500      Transactions Systems Architects, Inc. -
                Class A(1) .....................................       2,070,000
    34,300      VERITAS Software Corp.(1) ......................       2,769,725
    71,600      Whittman-Hart, Inc.(1) .........................       1,539,400
                                                                      ----------
                                                                      19,961,937
                                                                      ----------
                Move To Outsourcing - 2.3%
    50,300      G & K Services, Inc. - Class A(1) ..............       2,323,231
    32,500      Lason, Inc.(1) .................................       1,828,125
    23,200      Metzler Group, Inc.(1) .........................         727,900
                                                                      ----------
                                                                       4,879,256
                                                                      ----------
                New Consumer - 5.1%
    44,500      Ann Taylor Stores Corp.(1) .....................       1,966,344
    53,100      Fossil, Inc.(1) ................................       1,583,044
    84,200      Pacific Sunwear of California(1) ...............       2,925,950
   113,200      Restoration Hardware, Inc.(1) ..................       2,490,400
    84,050      T-HQ, Inc.(1) ..................................       1,712,519
                                                                      ----------
                                                                      10,678,257
                                                                      ----------
                New Health Care Paradigm - 6.6%
    69,000      AmeriSource Health Corp. - Class A(1) ..........       2,358,937
    67,800      Medicis Pharmaceutical - Class A(1) ............       2,034,000
    54,600      Medquist, Inc.(1) ..............................       1,638,000
    22,500      MiniMed, Inc.(1) ...............................       2,286,562
    95,300      Priority Healthcare Corp. - Class B(1) .........       4,312,325
    11,400      VISX, Inc.(1) ..................................       1,226,212
                                                                      ----------
                                                                      13,856,036
                                                                      ----------
                Our Strengthening Financial Structure - 4.9%
    26,600      Centura Banks, Inc. ............................       1,547,788
    80,366      Legg Mason, Inc. ...............................       2,707,330
    39,500      Metris Companies, Inc. .........................       1,594,813
    66,200      Mutual Risk Management Ltd. ....................       2,532,150
    93,500      Philadelphia Consolidated
                  Holding Co.(1) ...............................       1,881,688
                                                                      ----------
                                                                      10,263,769
                                                                      ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares             Description                                 Value
   ------             -----------                                 -----

                 Return To Home Ownership - 2.3%
      52,900     99 Cents Only Stores(1) ......................      $2,244,944
      53,900     Linens 'N Things, Inc.(1) ....................       2,445,713
                                                                   ------------
                                                                      4,690,657
                                                                   ------------
                 Special Situations - 1.9%
      76,200     Rayovac Corp.(1) .............................       2,100,263
      85,500     Universal Foods Corp.(1) .....................       1,763,438
                                                                   ------------
                                                                      3,863,701
                                                                   ------------
                 Stores of Value - 1.8%
      89,400     BJ's Wholesale Club, Inc.(1) .................       2,363,513
     104,100     General Nutrition Companies(1) ...............       1,457,400
                                                                   ------------
                                                                      3,820,913
                                                                   ------------
                 Telecommunications - 7.1%
      98,200     Allegiance Telecom, Inc.(1) ..................       2,455,000
      43,600     Carrier Access Corp.(1) ......................       3,370,825
      49,900     COM21, Inc.(1) ...............................       1,309,875
      82,000     CSG Systems International, Inc.(1) ...........       3,233,875
      66,600     RSL Communications, Ltd. - Class A(1) ........       2,393,438
      55,100     WinStar Communications, Inc.(1) ..............       2,002,541
                                                                   ------------
                                                                     14,765,554
                                                                   ------------
                 The Ubiquitous Semiconductor - 10.5%
       9,500     E-Tek Dynamics, Inc.(1) ......................         340,813
      74,800     Jabil Circuit, Inc.(1) .......................       3,029,400
      40,200     Lattice Semiconductor Corp.(1) ...............       1,831,613
      49,900     Micrel, Inc.(1) ..............................       2,498,119
      41,900     Novellus Systems, Inc.(1) ....................       2,309,738
      80,300     Photronics, Inc.(1) ..........................       1,495,588

   Shares             Description                                 Value
   ------             -----------                                 -----

      27,400     PRI Automation, Inc.(1) ......................    $    575,400
      26,400     Qlogic Corp.(1) ..............................       1,772,100
      22,900     Rambus, Inc.(1) ..............................       1,474,188
      32,200     Teradyne, Inc.(1) ............................       1,756,913
      60,800     Transwitch Corp.(1) ..........................       2,751,200
      41,600     Vitesse Semiconductor Corp.(1) ...............       2,106,000
                                                                   ------------
                                                                     21,941,072
                                                                   ------------
Total Common Stocks (Cost $139,704,153) .......................     196,427,895
                                                                   ------------
                 SHORT TERM INSTRUMENT - 6.6%
                 Mutual Fund
  13,831,652     BT Institutional Cash Management Fund
                 (Cost $13,831,653) ...........................    $ 13,831,653
                                                                   ------------

Total Investments  (Cost $153,535,806) ............ 100.4%         $210,259,548
Liabilities in Excess of Other Assets .............  (0.4)%            (835,262)
                                                    -----          -------------
Net Assets                                          100.0%         $209,424,286
                                                    =====          ============
----------------
(1)  Non-Income Producting Security
The following abbreviation is used in portfolio descriptions:
ADR -- American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Portfolio

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------
Assets
   Investments, at Value (Cost of $153,535,806) .............       $210,259,548
   Receivable for Fund Shares Sold ..........................            412,133
   Receivable for Securities Sold ...........................            477,881
   Dividends and Interest Receivable(1)......................             10,434
   Prepaid Expenses and Other ...............................             71,585
                                                                    ------------
Total Assets ................................................        211,231,582
                                                                    ------------
Liabilities
   Payable for Fund Shares Redeemed .........................            940,241
   Payable for Securities Purchased .........................          1,266,719
   Due to Bankers Trust .....................................             99,396
   Accrued Expenses and Other ...............................             29,047
                                                                    ------------
Total Liabilities ...........................................          2,335,403
                                                                    ------------
Net Assets ..................................................       $208,896,178
                                                                    ============
Composition of Net Assets
   Paid-in Capital ..........................................       $152,172,436
   Net Unrealized Appreciation on Investments ...............         56,723,742
                                                                    ------------
Net Assets ..................................................       $208,896,178
                                                                    ============

--------------------
(1) Includes $1,785 from the Portfolio's investment in the BT Institutional Cash Management Fund.


--------------------------------------------------------------------------------

Statement of Operations  For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------


Investment Income
   Dividends ............................................     $    427,767
                                                              ------------
Expenses
   Advisory Fees ........................................          642,940
   Administration and Services Fees .....................           98,914
   Professional Fees ....................................           16,305
   Trustees Fees ........................................            1,622
   Miscellaneous ........................................              819
                                                              ------------
   Total Expenses .......................................          760,600
   Less Expenses absorbed by Bankers Trust ..............         (167,117)
                                                              ------------
      Net Expenses ......................................          593,483
                                                              ------------
Expenses in Excess of Investment Income .................         (165,716)
                                                              ------------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions .......       11,022,284
   Net Change in Unrealized Appreciation/Depreciation
     on Investments .....................................       49,756,029
                                                              ------------
Net Realized and Unrealized Gain on Investments .........       60,778,313
                                                              ------------
Net Increase in Net Assets from Operation ...............     $ 60,612,597
                                                              ============

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
Small Cap Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         For the six          For the
                                                                        months ended        year ended
                                                                       March 31, 1999(1)   September 30, 1998
                                                                     ------------------    -------------------
Increase (Decrease) in Net Assets from:
Operations
   Expenses in Excess of Investment Income ..........                   $    (165,716)       $    (523,836)
   Net Realized Gain from Investment Transactions ...                      11,022,284            3,536,500
   Net Change in Unrealized Appreciation/Depreciation
     on Investments .................................                      49,756,029          (73,816,547)
                                                                        -------------        -------------
Net Increase (Decrease) in Net Assets from Operations                      60,612,597          (70,803,883)
                                                                        -------------        -------------
Capital Transactions
   Proceeds from Capital Invested ...................                      76,756,346          320,120,726
   Value of Capital Withdrawn .......................                    (101,216,036)        (361,923,813)
                                                                        -------------        -------------
Net Decrease in Net Assets from Capital Transactions                      (24,459,690)         (41,803,087)
                                                                        -------------        -------------
Total Increase (Decrease) in Net Assets .............                      36,152,907         (112,606,970)
Net Assets
Beginning of Period .................................                     173,271,379          285,878,349
                                                                        -------------        -------------
End of Period .......................................                   $ 209,424,286        $ 173,271,379
                                                                        =============        =============

------------------
(1)  Unaudited

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Portfolio.


                                                                                                                    For the period
                                                                                For the years ended                October 21, 1993
                                                     For the                       September 30,                   (Commencement of
                                                 six months ended       -----------------------------------------    Operations) to
                                                 March 31, 1999(1)      1998        1997        1996        1995     Sept. 30, 1994
                                                -----------------       -----       -----       -----       -----   ---------------

Income from Investment Operations
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....    $209,424         $173,271    $285,878    $245,615    $123,828        $21,328
   Ratios to Average Net Assets:
      Net Investment Income (Expenses in
         Excess of Investment Income) ..........       (0.17)%(2)       (0.22)%     (0.24)%     (0.05)%      0.19%          0.07%(2)
      Expenses .................................        0.60%(2)         0.60%       0.60%       0.60%       0.60%          0.60%(2)
      Decrease Reflected in Above Expense
        Ratios Due to Absorption of Expenses
        by Bankers Trust .......................        0.17%(2)         0.17%       0.17%       0.17%       0.19%          0.38%(2)
   Portfolio Turnover Rate .....................          85%             182%        188%        159%        161%           154%

----------------------
(2) Annualized


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Small Cap Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Small Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 21, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued on at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Interest income includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded by the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Option Contracts

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of March 31, 1999 amounted to $331,461 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility, (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar

--------------------------------------------------------------------------------
Small Cap Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 1999 were $137,341,386 and $154,289,844, respectively.

The tax basis of investments held at March 31, 1999 was $153,535,806. The aggregate gross unrealized appreciation for all investments was $61,288,578 and the aggregate gross unrealized depreciation for all investments was $4,564,836.

Note 4--Subsequent Event

Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

Investment Advisor and Administrator of the Portfolio
Bankers Trust Company
130 Liberty Street
New York, NY  10006

Distributor
ICC Distributors, Inc.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
Bankers Trust Company
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
Willkie Farr & Gallagher
787 7th Avenue
New York, NY  10019



[LOGO]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                               BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Small Cap Fund                                           CUSIP #055922769
BT Investment Funds                                      498 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101